Contract Liabilities (Details) - Schedule of receipts in advance from customers - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred revenue
Total contract liabilities	¥ 21,103	¥ 23,872	¥ 24,901
Current	20,688	23,506	24,314
Non-current	415	366	587
Subscriptions and licensing [Member]
Deferred revenue
Total contract liabilities	13,197	12,050	13,827
Smart music education [Member]
Deferred revenue
Total contract liabilities	7,868	11,784	11,074
Music Festival Events [Member]
Deferred revenue
Total contract liabilities	¥ 38	¥ 38